Relationships with Related Parties	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Relationships with Related Parties
NOTE 34: RELATIONSHIPS WITH RELATED PARTIES
Remuneration of key management
Key management consists of the members of the Executive Committee and the entities controlled by any of them.

	As at December 31,
	2020	2019	2018
Number of Executive Committee members	6	6	7

(€’000)	For the year ended December 31,
	2020	2019	2018
Short term employee benefits [1]	1 349	1 112	740
Post employee benefits	34	26	16
Share-based compensation	1 110	1 005	1 794
Other employment costs [2]	110	75	27
Management fees	1 335	1 789	2 457

Total benefits	3 939	4 006	5 034

[1]	Include salaries, social security, bonuses, lunch vouchers
[2]	Such as Company cars

	As at December 31,
	2020	2019	2018
Number of warrants granted	220 000	136 500	30 000
Number of warrants lapsed	(20 000)	—	—
Cumulative outstanding warrants	556 000	295 500	259 000
Exercised warrants	—	—	—
Management fees payables (in ‘000€)	660	—	803

Transactions with non-executive directors

	For the year ended December 31,
(€’000)	2020	2019	2018
Share-based compensation	396	430	420
Management fees	366	429	357

Total benefits	762	859	776

	As at December 31,
	2020	2019	2018
Number of warrants granted	80 000	100 000	20 000
Number of warrants lapsed	30 000	5 000	—
Number of exercised warrants	—	—	—
Cumulative outstanding warrants	220 000	190 000	135 000
Management fees payables (in ‘000€)	94	210	127

Transactions with shareholders
There were no transactions with the Group’s shareholders, for 2020, 2019 or 2018.